Revenue Recognition - Statement of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income (loss)	$ 114,647	$ (947,511)	$ 264,207
Increase (Decrease) in Receivables	(54,356)	45,465	(23,758)
Increase (Decrease) in Inventories	12,556	51,406	(76,321)
Increase (Decrease) in Other Operating Assets and Liabilities, Net	(131,940)	(141,463)	(24,931)
Net cash provided by operating activities	29,626	$ 663,388	$ 338,054
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income (loss)	101,102
Increase (Decrease) in Receivables	(50,310)
Increase (Decrease) in Inventories	18,429
Increase (Decrease) in Other Operating Assets and Liabilities, Net	(128,314)
Net cash provided by operating activities	29,626
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income (loss)	13,545
Increase (Decrease) in Receivables	(4,046)
Increase (Decrease) in Inventories	(5,873)
Increase (Decrease) in Other Operating Assets and Liabilities, Net	(3,626)
Net cash provided by operating activities	$ 0